SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

Warrant exercise

On February 6, 2024 1,600,000 pre-funded warrants were exercised for proceeds of $160 USD ($216 CAD) and an equal number of shares were issued at a value of $578,200 USD ($773,624 CAD).

Share issuance

On February 26, 2024, the Company announced that it completed an underwritten share placement of 11,200,000 units with each unit consisting of one common share and one warrant to purchase one common share and 2,200,000 units consisting of one pre-funded warrant to purchase one common share and one warrant to purchase one common share. Each unit was sold at a price of $0.27 USD for gross proceeds of $3.6 million ($4.8 million CAD). Net proceeds of $3.3 million USD ($4.4 million CAD) was received after share issue costs of $329,000 USD ($442,000 CAD). The pre-funded warrants have an exercise price of $0.0001 USD and were exercised on the date of issue. The remaining warrants have an exercise price of $0.36 USD and are exercisable immediately with a term of 5 years. As part of this transaction 670,000 warrants were issued to the underwriter with an exercise price of $0.3375 USD and will have a term of 3 years.